GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Finite-Lived Intangible Assets [Line Items]
Schedule of Goodwill
The following table reflects the changes in the carrying amount of goodwill:

(in thousands)	June 30, 2025	December 31, 2024
Balance, beginning of period	$58,037	$44,257
Additions due to acquisitions (Note 3)	4,197	13,780
Balance, end of period	$62,234	$58,037

Schedule of Intangible Assets
The following table represents intangible assets and accumulated amortization as June 30, 2025 and December 31, 2024:

(in thousands)	June 30, 2025	December 31, 2024
Software technology (1)	$42,605	$40,508
Other purchased finite-life intangible assets	13,701	13,701
Indefinite-lived intangible asset	1,761	1,761
Intangible assets, gross	58,067	55,970
Less: Accumulated amortization	(26,505)	(18,619)
Intangible assets, net	$31,562	$37,351
_________________
(1)Includes capitalized equity based compensation of $6.3 million and $3.1 million as of June 30, 2025 and December 31, 2024, respectively.
Schedule of Future Amortization Expense
The Company estimates that there is no significant residual value related to its finite-life intangible assets. The expected future amortization expense for currently amortizing finite-life intangible assets for the next five years is as follows:

(in thousands)	Amounts
2025	8,621
2026	9,084
2027	6,159
2028	4,841
2029 and beyond	403
Total future amortization expense	$29,108

Galaxy Digital Holdings, LP
Finite-Lived Intangible Assets [Line Items]
Schedule of Goodwill
The following table reflects the changes in carrying amount of goodwill:

	Year Ended December 31,
(in thousands)	2024	2023
Balance, beginning of period	$44,257	$24,645
Additions due to acquisitions (Note 3)	13,780	19,612
Balance, end of period	$58,037	$44,257

Schedule of Intangible Assets
The following table represents intangible assets and accumulated amortization as of the years ended December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Software technology(1)	$40,508	$38,895
Other purchased defined-life intangible assets	13,701	6,062
Indefinite-lived intangible asset	1,761	1,761
Intangible assets, gross	55,970	46,718
Less: Accumulated amortization	(18,619)	(6,735)
Intangible assets, net	$37,351	$39,983
__________________
(1)Includes capitalized equity based compensation of $3.1 million and $2.1 million as of December 31, 2024 and 2023, respectively.

Schedule of Future Amortization Expense
The Company estimates that there is no significant residual value related to its finite-life intangible assets. The expected future amortization expense for finite-life intangible assets for the next five years is as follows:

(in thousands)	Amounts
2025	$16,708
2026	8,549
2027	5,624
2028	4,306
2029 and beyond	403
Total future amortization expense	$35,590